April 15, 2016
GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
 - General Treasury Prime Money Market Fund
Supplement to Prospectus dated April 1, 2016
 and Current Statement of Additional Information
The fund has changed its name to "General Treasury Securities Money Market Fund."